Financial Instruments Not Carried at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments:
Mortgage loans, net of allowance	$ 6,842	$ 6,341	$ 5,827
Policy loans	995	987	980
Liabilities
Short-term debt	214	278	300
Long-term debt	709	707	1,038
Level 2 [Member]
Liabilities
Long-term debt	1,005	997	1,282
Level 3 [Member]
Liabilities
Investment contracts	21,439	20,436	19,561
Short-term debt	214	278	300
Long-term debt	9	7	41
Mortgage loans held-for-investment [Member] | Level 3 [Member]
Investments:
Investments	7,081	6,481	5,988
Policy loans [Member] | Level 3 [Member]
Investments:
Investments	995	987	980
Fair Value [Member]
Liabilities
Investment contracts	21,439	20,436	19,561
Short-term debt	214	278	300
Long-term debt	1,014	1,004	1,323
Fair Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Investments	7,081	6,481	5,988
Fair Value [Member] | Policy loans [Member]
Investments:
Investments	995	987	980
Carrying Value [Member]
Liabilities
Investment contracts	22,998	21,874	20,123
Short-term debt	214	278	300
Long-term debt	709	707	1,038
Carrying Value [Member] | Mortgage loans held-for-investment [Member]
Investments:
Mortgage loans, net of allowance	6,842	6,341	5,827
Carrying Value [Member] | Policy loans [Member]
Investments:
Policy loans	$ 995	$ 987	$ 980